Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property Plant And Equipment Abstract
Property, plant and equipment at beginning of period	$ 2,763,525	$ 2,604,791
plus: purchases	76,385	361,533
less: transferred to inventory	(290,938)	874,278
less: depreciation	(501,263)	(1,073,152)
plus: foreign exchange translation	653	(3,925)
Property, plant and equipment at end of period	$ 2,048,362	$ 2,763,525